LEASES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 102,110
2023	30,353
2024	14,928
2025	15,674
2026	5,311
Total	168,376
Less: amount representing interest	9,265
Present value of future minimum lease payments	159,111
Operating lease liabilities - current	97,054	$ 242,046
Noncurrent operating lease liabilities	$ 62,057